Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Offsetting Financial Assets and Financial Liabilities

Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars)					As at
					October 31, 2023
				Amounts subject to an enforceable master netting agreement or similar arrangement that are not offset in the Consolidated Balance Sheet 1,2
	Gross amounts of recognized financial instruments before balance sheet netting	Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	Net amount of financial instruments presented in the Consolidated Balance Sheet	Amounts subject to an enforceable master netting agreement	Collateral	Net Amount

Financial Assets
Derivatives	$93,867	$6,485	$87,382	$47,300	$13,526	$26,556

Securities purchased under reverse repurchase agreements	232,211	27,878	204,333	12,291	188,510	3,532

Total	326,078	34,363	291,715	59,591	202,036	30,088

Financial Liabilities
Derivatives	78,125	6,485	71,640	47,300	14,279	10,061

Obligations related to securities sold under repurchase agreements	194,732	27,878	166,854	12,291	153,090	1,473
Total	$272,857	$34,363	$238,494	$59,591	$167,369	$11,534

					October 31, 2022

Financial Assets
Derivatives	$121,791	$17,918	$103,873	$60,796	$18,887	$24,190

Securities purchased under reverse repurchase agreements	183,323	23,156	160,167	8,473	149,315	2,379

Total	305,114	41,074	264,040	69,269	168,202	26,569

Financial Liabilities
Derivatives	109,051	17,918	91,133	60,796	28,374	1,963

Obligations related to securities sold under repurchase agreements	151,180	23,156	128,024	8,473	118,391	1,160
Total	$260,231	$41,074	$219,157	$69,269	$146,765	$3,123

1	Excess collateral as a result of overcollateralization has not been reflected in the table.
2	Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.